                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment           [  ] Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Gindrup
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     Donna Gindrup     Galveston, Texas       April 22, 2005


Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total:    $124,770 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name



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Kempner Capital Management
FORM 13F
March 31, 2005

                                                                                                          Voting Authority
                                   Title of              Value       Shares/  Sh/  Invstmt   Other
Name of Issuer                     Class     CUSIP       (x$1000)    Prn Amt  Prn  Dscretn   Managers   Sole     Shared     None
--------------                     -----     -----       --------    -------  ---  -------   --------   ----     ------     ----

Alltel Corp.                       COM       020039103    22258      405798   SH    Sole               405798
Am Finl Realty Tr REIT             COM       02607P305      789       53920   SH    Sole                53920
American Axle & Manf               COM       024061103     2095       85505   SH    Sole                85505
American Intl Group                COM       026874107     1183       21350   SH    Sole                21350
Bank of America Corp.              COM       060505104     2068       46890   SH    Sole                46890
BellSouth Corp                     COM       079860102     3811      144975   SH    Sole               144975
Blyth Inc.                         COM       09643P108     2154       67640   SH    Sole                67640
CONSOL Energy Inc.                 COM       20854P109     1835       39030   SH    Sole                39030
Cullen Frost Bankers               COM       229899109     4129       91456   SH    Sole                91456
Deluxe Corporation                 COM       248019101     2915       73140   SH    Sole                73140
Ener Conv Devices Inc              COM       292659109      381       16766   SH    Sole                16766
Enzo Biochem Inc.                  COM       294100102      756       52401   SH    Sole                52401
Fannie Mae                         COM       313586109     4075       74847   SH    Sole                74847
Flagstar Bancorp Inc.              COM       337930101     1513       77390   SH    Sole                77390
Freddie Mac                        COM       313400301     3806       60220   SH    Sole                60220
General Mills Inc                  COM       370334104     2085       42420   SH    Sole                42420
Hewlett-Packard Co                 COM       428236103     1061       48370   SH    Sole                48370
Jefferson-Pilot Corp.              COM       475070108     1239       25260   SH    Sole                25260
Johnson Controls Inc               COM       478366107     1022       18325   SH    Sole                18325
Kerr-McGee Corporation             COM       492386107      782        9980   SH    Sole                 9980
Lafarge No America Inc             COM       505862102     2346       40144   SH    Sole                40144
Manpower Inc.                      COM       56418H100      421        9675   SH    Sole                 9675
Marsh & McLennan                   COM       571748102     3640      119660   SH    Sole               119660
Morgan Stanley                     COM       617446448     1873       32720   SH    Sole                32720
NiSource Inc.                      COM       65473P105     3979      174610   SH    Sole               174610
Noble Energy Inc.                  COM       655044105      948       13942   SH    Sole                13942
North Fork Bancorp Inc.            COM       659424105     2213       79770   SH    Sole                79770
Pepco Holdings Inc                 COM       713291102      856       40800   SH    Sole                40800
Pfizer, Inc.                       COM       717081103     4683      178280   SH    Sole               178280
RadioShack Corporation             COM       750438103     2268       92590   SH    Sole                92590
Reebok International               COM       758110100     3559       80335   SH    Sole                80335
SBC Communications                 COM       78387G103     3022      127560   SH    Sole               127560
Sara Lee Corporation               COM       803111103     1437       64840   SH    Sole                64840
USF Corporation                    COM       91729q101      953       19745   SH    Sole                19745
Univ. Health Svcs cl B             COM       913903100     2671       50970   SH    Sole                50970
V.F. Corporation                   COM       918204108     1148       19405   SH    Sole                19405
Ventas Inc.REIT                    COM       92276F100     1774       71076   SH    Sole                71076
Verizon Comm. Inc.                 COM       92343V104     3772      106250   SH    Sole               106250
Washington Federal, Inc.           COM       938824109     1848       79138   SH    Sole                79138
Wyeth                              COM       983024100     2277       53985   SH    Sole                53985
Zions Bancorp                      COM       989701107     1529       22160   SH    Sole                22160
Agrium Inc.                        COM       008916108      380       20811   SH    Sole                20811
Assured Guaranty Ltd               COM       G0585R106     1085       60470   SH    Sole                60470
BP PLC ADR                         COM       055622104      618        9910   SH    Sole                 9910
Can. Natl. Railway Co.             COM       136375102      754       11905   SH    Sole                11905
Can. Natural Res Ltd.              COM       136385101      493        8680   SH    Sole                 8680
DSM NV                             COM       23332H202     2501      141604   SH    Sole               141604
Nokia Corporation                  COM       654902204     3708      240340   SH    Sole               240340
RenaissanceRe HlgLtd               COM       G7496G103      978       20950   SH    Sole                20950
Sappi Ltd. ADR                     COM       803069202     2886      234660   SH    Sole               234660
Scottish Power                     COM       81013T705     1073       34381   SH    Sole                34381
XL Capital Ltd.                    COM       G98255105     1841       25432   SH    Sole                25432
MorganStanleyDeanWitter 0% 3/3               61744Y181      112       10000   SH    Sole                10000
XL 6.5% CnvPfd Prds Q                        G98255402     1167       48735   SH    Sole                48735
REPORT SUMMARY                          55 DATA RECORDS  124770
